CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 7,744,072	$ 1,122,785	¥ 11,425,836	¥ 10,528,234
Cost of revenue
Total cost of revenue	(8,007,630)	(1,160,996)	(11,625,224)	(10,285,952)
Gross profit (loss)	(263,558)	(38,211)	(199,388)	242,282
Selling expenses	(237,918)	(34,495)	(260,219)	(235,419)
General and administrative expenses (including operating costs paid to a related party of RMB14,861, RMB13,608 and RMB9,041 (US$1,311) for the years ended December 31, 2020, 2021 and 2022, respectively)	(889,345)	(128,943)	(881,498)	(867,517)
Research and development expenses	(144,181)	(20,904)	(180,204)	(136,065)
Other operating income, net	108,817	15,777	58,337	24,777
Total operating expenses	(1,162,627)	(168,565)	(1,263,584)	(1,214,224)
Loss from operations	(1,426,185)	(206,776)	(1,462,972)	(971,942)
Interest income	80,361	11,651	49,658	55,527
Interest expense (including interest expense to related parties of RMB46,460, RMB63,561 and RMB62,192 (US$9,017) for the years ended December 31, 2020, 2021 and 2022, respectively)	(89,058)	(12,912)	(142,751)	(119,177)
Foreign exchange (loss) gain	(132,730)	(19,244)	44,556	(8,243)
Other income, net	31,677	4,593	265,822	33,134
(Loss)/gain on change in fair value of derivative assets/liabilities	71,619	10,384	(14,918)
Loss before income taxes and share of net loss of equity investees	(1,464,316)	(212,304)	(1,260,605)	(1,010,701)
Income tax expense	(511)	(74)	(3,198)	(17,553)
Loss before share of net loss of equity investees	(1,464,827)	(212,378)	(1,263,803)	(1,028,254)
Share of net loss of equity investees | ¥			(58)	(180)
Net loss from continuing operations	(1,464,827)	(212,378)	(1,263,861)	(1,028,434)
Net (loss) income from discontinued operations, net of tax	(38,464)	(5,577)	1,473,489	(1,022,790)
Net (loss) income	(1,503,291)	(217,955)	209,628	(2,051,224)
Net loss from continuing operations attributable to non-controlling interests	(39,980)	(5,797)	(52,279)	(25,716)
Net (loss) income attributable to BEST Inc.	¥ (1,463,311)	$ (212,158)	¥ 261,907	¥ (2,025,508)
Basic
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Discontinued operations | (per share)	(0.10)	(0.01)	3.80	(2.64)
Diluted
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net (loss) earnings per ADS | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ 17,085	$ 2,477	¥ (44,298)	¥ (11,519)
Comprehensive loss from continuing operations	(1,447,742)	(209,901)	(1,308,159)	(1,039,953)
Comprehensive (loss) income from discontinued operations	(38,464)	(5,577)	1,473,489	(1,022,790)
Comprehensive loss from continuing operations attributable to non-controlling interests	(39,980)	(5,797)	(52,279)	(25,716)
Comprehensive (loss) income attributable to BEST Inc.	¥ (1,446,226)	$ (209,681)	¥ 217,609	¥ (2,037,027)
Class A ordinary shares
Basic
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Diluted
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net (loss) earnings per ADS | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Shares used in net (loss) earnings per share computation:
Basic (in shares)	250,326,701	250,326,701	246,207,464	245,626,959
Diluted (in shares)	392,192,648	392,192,648	388,073,411	387,492,906
Class B ordinary shares
Basic
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Diluted
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net (loss) earnings per ADS | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Shares used in net (loss) earnings per share computation:
Basic (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Diluted (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Basic
Continuing operations (in dollars per share) | (per share)	¥ (3.63)	$ (0.53)	¥ (3.12)	¥ (2.59)
Diluted
Continuing operations (in dollars per share) | (per share)	(3.63)	(0.53)	(3.12)	(2.59)
Discontinued operations (in dollars per share) | (per share)	(0.10)	(0.01)	3.80	(2.64)
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(3.73)	(0.54)	0.68	(5.23)
Net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares)
Basic net (loss) earnings per ADS | (per share)	(74.60)	(10.80)	13.60	(104.60)
Diluted net (loss) earnings per ADS | (per share)	¥ (74.60)	$ (10.80)	¥ 13.60	¥ (104.60)
Shares used in net (loss) earnings per share computation:
Basic (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Diluted (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Express delivery | Revenue from related party
Revenue
Total revenue	¥ 45,157	$ 6,547
Freight delivery
Cost of revenue
Total cost of revenue	(5,114,937)	(741,596)	¥ (8,506,738)	¥ (7,537,093)
Supply chain management
Cost of revenue
Total cost of revenue	(1,711,818)	(248,190)	(1,741,832)	(1,846,901)
Global
Cost of revenue
Total cost of revenue	(1,081,587)	(156,815)	(1,258,511)	(875,733)
All Other Segments
Cost of revenue
Total cost of revenue	(99,288)	(14,395)	(118,143)	(26,225)
Third parties
Revenue
Total revenue	7,347,297	1,065,258	10,886,138	9,846,875
Third parties | Freight delivery
Revenue
Total revenue	4,843,121	702,187	8,244,435	7,695,749
Third parties | Supply chain management
Revenue
Total revenue	1,678,619	243,377	1,476,743	1,391,686
Third parties | Global
Revenue
Total revenue	708,745	102,758	992,518	616,934
Third parties | All Other Segments
Revenue
Total revenue	116,812	16,936	172,442	142,506
Related parties
Revenue
Total revenue	396,775	57,527	539,698	681,359
Related parties | Supply chain management
Revenue
Total revenue	143,456	20,799	338,361	520,637
Related parties | Global
Revenue
Total revenue	¥ 208,162	$ 30,181	¥ 201,337	¥ 160,722